3. INVESTMENT SECURITIES: Held-to-maturity Securities (Details) - USD ($)		Dec. 31, 2020	Dec. 31, 2019
Held to Maturity, at amortized cost	[1]	$ 379,002	$ 380,561
US States and Political Subdivisions Debt Securities
Held to Maturity, at amortized cost		379,002	380,561
Held-to-maturity Securities, Unrecognized Holding Gain		1,848	8,959
Held-to-maturity Securities, Unrecognized Holding Loss		0	0
Debt Securities, Held-to-maturity, Fair Value		$ 380,850	$ 389,520

[1]	See Note 3.